Property and equipment net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of property plant and equipment
Property and equipment, net consists of the following:

As of December 31,	2020	2019
	(in thousands)
Capitalized software	$693	$—
Leasehold improvements	3,088	3,088
Office furniture and fixtures	29	29
Equipment	104	104

Property and equipment, gross	3,914	3,221
Less: accumulated depreciation and amortization	(1,836)	(1,281)

Property and equipment, net	$2,078	$1,940